TYPE			13F-HR
PERIOD			09/30/05
FILER
CIK			0001107213
CCC			q6atzye@
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  November 10, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	48
Form 13F Information Table Value Total:	$1,676,025

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109    42960   956797 SH       SOLE                   956797
Alexandria Real Estate Equitie                  015271109    53239   643843 SH       SOLE                   643843
American Campus Communities                     024835100      601    25000 SH       SOLE                    25000
Arden Realty, Inc.                              039793104    36264   880826 SH       SOLE                   880826
Avalon Bay Communities                          053484101    65281   761743 SH       SOLE                   761743
Biomed Realty Trust, Inc.                       09063H107    18680   753230 SH       SOLE                   753230
Boston Properties                               101121101    47356   667926 SH       SOLE                   667926
Brookfield Properties Corp                      112900105    41571  1410633 SH       SOLE                  1410633
Camden Property Trust                           133131102    68357  1226136 SH       SOLE                  1226136
Columbia Equity Trust, Inc.                     197627102     8631   591190 SH       SOLE                   591190
Corporate Office Properties Tr                  22002T108    24591   703603 SH       SOLE                   703603
Developers Diversified Realty                   251591103    39563   847165 SH       SOLE                   847165
Equity Lifestyle Properties                     29472R108    13907   309052 SH       SOLE                   309052
Equity Office Properties Trust                  294741103    39611  1210985 SH       SOLE                  1210985
Equity Residential Properties                   29476L107    54795  1447695 SH       SOLE                  1447695
Essex Property Trust, Inc.                      297178105    55401   615564 SH       SOLE                   615564
Federal Realty Investment Trus                  313747206    46032   755485 SH       SOLE                   755485
First Potomac Realty Trust                      33610F109     8993   349924 SH       SOLE                   349924
Four Seasons Hotels, Inc.                       35100E104    11916   207590 SH       SOLE                   207590
General Growth Properties                       370021107    46346  1031505 SH       SOLE                  1031505
Heritage Property Investment                    42725M107    13021   372030 SH       SOLE                   372030
Highland Hospitality Corp                       430141101     8369   815694 SH       SOLE                   815694
Hilton Hotels Corp                              432848109    31229  1399135 SH       SOLE                  1399135
Host Marriott Corp                              44107P104    46433  2747522 SH       SOLE                  2747522
JER Investors Trust, Inc.                       46614H301     4194   232240 SH       SOLE                   232240
Kilroy Realty Corporation                       49427F108    19340   345180 SH       SOLE                   345180
Kimco Realty Corp.                              49446R109    33026  1051126 SH       SOLE                  1051126
Liberty Property Trust                          531172104    67474  1586124 SH       SOLE                  1586124
Macerich Company                                554382101    31542   485708 SH       SOLE                   485708
Maguire Properties Inc.                         559775101     1725    57400 SH       SOLE                    57400
Mills Corp                                      601148109    43063   781818 SH       SOLE                   781818
Plum Creek Timber Co                            729251108    33562   885300 SH       SOLE                   885300
Prentiss Properties, Inc.                       740706106    17794   438270 SH       SOLE                   438270
Prologis Trust                                  743410102    72565  1637669 SH       SOLE                  1637669
Public Storage, Inc.                            74460D109    55753   832132 SH       SOLE                   832132
Realty Income Corp                              756109104    22747   951350 SH       SOLE                   951350
Reckson Associates                              75621K106    33254   962488 SH       SOLE                   962488
SL Green Realty                                 78440X101     1773    26000 SH       SOLE                    26000
Simon Property Group, Inc.                      828806109   102522  1383193 SH       SOLE                  1383193
Starwood Hotels & Resorts Worl                  85590A203    27870   487486 SH       SOLE                   487486
Sunstone Hotel Investors, Inc.                  867892101    38522  1579410 SH       SOLE                  1579410
Town & Country Trust                            892081100    10937   376870 SH       SOLE                   376870
Trizec Properties Inc.                          89687P107    47197  2046725 SH       SOLE                  2046725
U-Store-It Trust                                91274F104      762    37600 SH       SOLE                    37600
United Dominion Realty                          910197102    50886  2147068 SH       SOLE                  2147068
Ventas Inc.                                     92276F100    53130  1649999 SH       SOLE                  1649999
Vornado Realty Trust                            929042109    45332   523345 SH       SOLE                   523345
Weingarten Realty Investment T                  948741103    37909  1001563 SH       SOLE                  1001563